Schedule of Investments (unaudited)
July 31, 2023
BlackRock Sustainable U.S. Growth Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Automobiles — 3.4%
Tesla, Inc.(a)	550	$ 147,087
Broadline Retail — 7.6%
Amazon.com, Inc.(a)	2,456	328,318
Capital Markets — 3.9%
S&P Global, Inc.	430	169,639
Chemicals — 1.9%
Ecolab, Inc.	456	83,512
Commercial Services & Supplies — 3.1%
Copart, Inc.(a)	1,511	133,557
Containers & Packaging — 1.2%
Ball Corp.	889	52,175
Financial Services — 6.4%
Adyen NV(a)(b)	24	44,544
Visa, Inc., Class A	971	230,836
		275,380
Health Care Equipment & Supplies — 4.9%
Alcon, Inc.	1,021	86,703
Boston Scientific Corp.(a)	1,330	68,961
IDEXX Laboratories, Inc.(a)	106	58,801
		214,465
Health Care Providers & Services — 2.8%
UnitedHealth Group, Inc.	242	122,542
Interactive Media & Services — 4.3%
Alphabet, Inc., Class A(a)	1,406	186,604
Life Sciences Tools & Services — 6.2%
Danaher Corp.	371	94,627
Lonza Group AG, Registered Shares	149	86,574
West Pharmaceutical Services, Inc.	236	86,858
		268,059
Machinery — 3.7%
Chart Industries, Inc.(a)	440	80,150
Xylem, Inc.	705	79,489
		159,639
Oil, Gas & Consumable Fuels — 1.0%
Cheniere Energy, Inc.	277	44,835
Personal Care Products — 2.6%
L’Oreal SA	243	113,022
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 9.7%
ASML Holding NV, Registered Shares	210	$ 150,446
NVIDIA Corp.	583	272,430
		422,876
Software — 23.4%
ANSYS, Inc.(a)	254	86,893
Cadence Design Systems, Inc.(a)	349	81,670
Intuit, Inc.	297	151,975
Microsoft Corp.	1,569	527,058
Roper Technologies, Inc.	127	62,617
ServiceNow, Inc.(a)	102	59,466
Splunk, Inc.(a)	423	45,824
		1,015,503
Technology Hardware, Storage & Peripherals — 9.1%
Apple Inc.	1,999	392,704
Textiles, Apparel & Luxury Goods — 4.1%
Kering SA	161	92,441
Lululemon Athletica, Inc.(a)	228	86,305
		178,746
Total Long-Term Investments — 99.3% (Cost: $4,225,545)		4,308,663
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.16%(c)(d)	78,179	78,179
Total Short-Term Securities — 1.8% (Cost: $78,179)		78,179
Total Investments — 101.1% (Cost: $4,303,724)		4,386,842
Liabilities in Excess of Other Assets — (1.1)%		(46,242)
Net Assets — 100.0%		$ 4,340,600
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
July 31, 2023
BlackRock Sustainable U.S. Growth Equity Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 63,963	$ 14,216(a)	$ —	$ —	$ —	$ 78,179	78,179	$ 837	$ —
SL Liquidity Series, LLC, Money Market Series(b)	—	—	(6)(a)	6	—	—	—	11(c)	—
				$ 6	$ —	$ 78,179		$ 848	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$ 147,087	$ —	$ —	$ 147,087
Broadline Retail	328,318	—	—	328,318
Capital Markets	169,639	—	—	169,639
Chemicals	83,512	—	—	83,512
Commercial Services & Supplies	133,557	—	—	133,557
Containers & Packaging	52,175	—	—	52,175
Financial Services	230,836	44,544	—	275,380
Health Care Equipment & Supplies	214,465	—	—	214,465
Health Care Providers & Services	122,542	—	—	122,542

Schedule of Investments (unaudited)  (continued)
July 31, 2023
BlackRock Sustainable U.S. Growth Equity Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Interactive Media & Services	$ 186,604	$ —	$ —	$ 186,604
Life Sciences Tools & Services	181,485	86,574	—	268,059
Machinery	159,639	—	—	159,639
Oil, Gas & Consumable Fuels	44,835	—	—	44,835
Personal Care Products	—	113,022	—	113,022
Semiconductors & Semiconductor Equipment	422,876	—	—	422,876
Software	1,015,503	—	—	1,015,503
Technology Hardware, Storage & Peripherals	392,704	—	—	392,704
Textiles, Apparel & Luxury Goods	86,305	92,441	—	178,746
Short-Term Securities
Money Market Funds	78,179	—	—	78,179
	$ 4,050,261	$ 336,581	$ —	$ 4,386,842
Portfolio Abbreviation
S&P	Standard & Poor’s
3